Property and Equipment (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Property and equipment
Property and Equipment, Gross			$ 1,794	$ 763
Less accumulated depreciation and amortization			(340)	(179)
Property and equipment, net	$ 896		1,454	584
Depreciation	$ 271	$ 132	232	15
Machinery and equipment
Property and equipment
Property and Equipment, Gross			955	179
Furniture and equipment
Property and equipment
Property and Equipment, Gross			38	83
Computer hardware and software
Property and equipment
Property and Equipment, Gross			135	78
Tooling and molds
Property and equipment
Property and Equipment, Gross			236
Leasehold improvements
Property and equipment
Property and Equipment, Gross			23	19
Construction in progress
Property and equipment
Property and Equipment, Gross			$ 407	$ 404